Shareholders' Equity (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2014
Repurchase of shares
Repurchase of common stock (in shares)	810,097	0	0	1,747,819
Aggregate cost of treasury shares purchase	$ 59,654			$ 77,610
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	64,199	$ 134,433	$ 218,004	267,223
After-tax amounts:
Accumulated other comprehensive income	$ 40,072	$ 83,126	132,530	166,807	$ 41,078
Maximum
Repurchase of shares
Number of common shares authorized to be repurchased	4,000,000	4,000,000
Unrealized Appreciation (Depreciation) on Available-for-sale Securities
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	$ 86,986	$ 157,838	237,214	304,396
After-tax amounts:
Accumulated other comprehensive income	53,971	97,418	144,161	189,851	55,174
Defined Benefit Pension Plan
Pre-tax amounts:
Accumulated other comprehensive income (loss) before tax	(22,787)	(23,405)	(19,210)	(37,173)
After-tax amounts:
Accumulated other comprehensive income	$ (13,899)	$ (14,292)	$ (11,631)	$ (23,044)	$ (14,096)